Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Minnesota Intermediate Fund))	0 Months Ended
	Dec. 28, 2012
Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
Class B
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	none	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%
Class C
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	none	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.69% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares 12b-1 fee from December 28, 2012 through December 27, 2013, to no more than 0.15% of average daily net assets.The waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.